Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Income Taxes [line items]
Unrecognized deferred tax assets	$ 299	$ 293
Unrecognized deferred tax liabilities	858	803
Canada
Disclosure of Income Taxes [line items]
Unused tax losses	166	1,160
Chile
Disclosure of Income Taxes [line items]
Unused tax losses	$ 1,220	$ 972
Antamina
Disclosure of Income Taxes [line items]
Proportion of ownership interest in joint operation	22.50%